Variable Interest Entities	3 Months Ended
Mar. 31, 2022
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Variable Interest Entities
NOTE 14. VARIABLE INTEREST ENTITIES
Medical Care of NY, P.C. and Medical Care of Tennessee, PLLC (together, the “PCs”) were established in 2022 to employ healthcare providers to deliver healthcare services to patients in New York and Tennessee. The Company concluded that it has variable interest in the PCs on the basis of its Administrative Service Agreements (the “ASAs”) which provide for a management fee payable to the Company from the PCs in exchange for providing management and administrative services which creates risk and a potential return to the Company. The PCs’ equity at risk, as defined by GAAP, is insufficient to finance their activities without additional support, and therefore, the PCs are considered to be VIEs.
In order to determine whether the Company has a controlling financial interest in the PCs, and, thus, is the PCs’ primary beneficiary, the Company considered whether it has i) the power to direct the activities of PCs that most significantly impacts their economic performance and ii) the obligation to absorb losses of the PCs or the right to receive benefits from the PCs that could potentially be significant to them. The Company concluded that the shareholder and employees of the PCs have no individual power to direct activities of the PCs that most significantly impact their economic performance. Under the ASAs, the Company is responsible for providing services that impact the growth of the patient population of the PCs, the management of that population’s healthcare needs, the provision of required healthcare services to those patients, and the PCs’ ability to receive revenue from health plans. In addition, the Company’s variable interest in the PCs provides the Company with the right to receive benefits that could potentially be significant to them. The single member of the PCs is an employee of the Company. Based on this analysis the Company concluded that it is the primary beneficiary of the PCs and therefore consolidates the balance sheet, results of operations and cash flow of the PCs.
Assets and liabilities of the PCs were as follows (
in thousands
):

	March 31, 2022	December 31, 2021
Total assets	$1,500	$—
Total liabilities	$1,500	$—
No revenues or expenses have been generated or incurred by the PCs during the three months ended March 31, 2022.